Risk/Return Detail Data - FidelityAdvisorFloatingRateHighIncomeFund-RetailPRO - USD ($)			12 Months Ended											60 Months Ended	84 Months Ended		96 Months Ended	120 Months Ended
		Dec. 30, 2025	Dec. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 30, 2025	Dec. 30, 2025		Dec. 30, 2025 [5]	Dec. 30, 2025
FidelityAdvisorFloatingRateHighIncomeFund-RetailPRO | Fidelity Advisor Floating Rate High Income Fund | Fidelity Floating Rate High Income Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.64%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses	[1]	0.08%
Expenses (as a percentage of Assets)	[1]	0.73%
Expense Example, with Redemption, 1 Year		$ 75
Expense Example, with Redemption, 3 Years		233
Expense Example, with Redemption, 5 Years		406
Expense Example, with Redemption, 10 Years		$ 906
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.54%											5.49%				4.83%
Annual Return [Percent]				8.54%	12.55%	(0.33%)	5.55%	1.67%	8.60%	0.07%	3.90%	9.92%	(1.17%)
FidelityAdvisorFloatingRateHighIncomeFund-RetailPRO | Fidelity Advisor Floating Rate High Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Floating Rate High Income Fund /Fidelity® Floating Rate High Income Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Floating Rate High Income Fund seeks a high level of current income.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 58 % of the average value of its portfolio.
Portfolio Turnover, Rate		58.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in a combination of below investment grade floating rate loans and floating rate loans and floating rate securities of all types. Floating rate loans are debt instruments issued by companies or other entities that pay a floating rate of interest, which resets periodically. Floating rate loans include loans and loan participations. Floating rate securities include corporate bonds, repurchase agreements, shares of short-term bond funds, mortgage and other asset-backed securities, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Below investment grade floating rate loans and securities are floating rate loans and securities that are rated below BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in companies in troubled or uncertain financial condition. Investing in money market and investment-grade debt securities, and repurchase agreements. Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		4.11%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		8.38%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(13.10%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorFloatingRateHighIncomeFund-RetailPRO | Fidelity Advisor Floating Rate High Income Fund | After Taxes on Distributions | Fidelity Floating Rate High Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.03%											3.06%				2.67%
FidelityAdvisorFloatingRateHighIncomeFund-RetailPRO | Fidelity Advisor Floating Rate High Income Fund | After Taxes on Distributions and Sales | Fidelity Floating Rate High Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.07%											3.14%				2.73%
FidelityAdvisorFloatingRateHighIncomeFund-RetailPRO | Fidelity Advisor Floating Rate High Income Fund | LB091
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			2.04%											0.06%				1.73%
FidelityAdvisorFloatingRateHighIncomeFund-RetailPRO | Fidelity Advisor Floating Rate High Income Fund | SP026
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Morningstar® LSTA® US Performing Loans
Average Annual Return, Percent			9.15%											6.09%				5.41%
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Fidelity Advisor Value Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[2]	0.00%
Management Fees (as a percentage of Assets)	[3]	0.77%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.06%
Expenses (as a percentage of Assets)		1.08%
Expense Example, with Redemption, 1 Year		$ 679
Expense Example, with Redemption, 3 Years		899
Expense Example, with Redemption, 5 Years		1,136
Expense Example, with Redemption, 10 Years		1,816
Expense Example, No Redemption, 1 Year		679
Expense Example, No Redemption, 3 Years		899
Expense Example, No Redemption, 5 Years		1,136
Expense Example, No Redemption, 10 Years		$ 1,816
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.82%											10.64%				8.29%
Annual Return [Percent]				10.15%	19.40%	(9.38%)	34.76%	9.51%	31.34%	(17.80%)	14.99%	15.59%	(6.77%)
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Fidelity Advisor Value Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[2]	0.00%
Management Fees (as a percentage of Assets)	[3]	0.76%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.06%
Expenses (as a percentage of Assets)		1.32%
Expense Example, with Redemption, 1 Year		$ 480
Expense Example, with Redemption, 3 Years		754
Expense Example, with Redemption, 5 Years		1,048
Expense Example, with Redemption, 10 Years		1,885
Expense Example, No Redemption, 1 Year		480
Expense Example, No Redemption, 3 Years		754
Expense Example, No Redemption, 5 Years		1,048
Expense Example, No Redemption, 10 Years		$ 1,885
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.02%											10.87%				8.26%
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Fidelity Advisor Value Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[4]	1.00%
Management Fees (as a percentage of Assets)	[3]	0.78%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.06%
Expenses (as a percentage of Assets)		1.84%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 287
Expense Example, with Redemption, 3 Years		579
Expense Example, with Redemption, 5 Years		995
Expense Example, with Redemption, 10 Years		1,960
Expense Example, No Redemption, 1 Year		187
Expense Example, No Redemption, 3 Years		579
Expense Example, No Redemption, 5 Years		995
Expense Example, No Redemption, 10 Years		$ 1,960
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.35%											11.10%				8.25%
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Fidelity Advisor Value Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[3]	0.74%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.06%
Expenses (as a percentage of Assets)		0.80%
Expense Example, with Redemption, 1 Year		$ 82
Expense Example, with Redemption, 3 Years		255
Expense Example, with Redemption, 5 Years		444
Expense Example, with Redemption, 10 Years		990
Expense Example, No Redemption, 1 Year		82
Expense Example, No Redemption, 3 Years		255
Expense Example, No Redemption, 5 Years		444
Expense Example, No Redemption, 10 Years		$ 990
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.44%											12.25%				9.24%
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Fidelity Advisor Value Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[3]	0.62%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.06%
Expenses (as a percentage of Assets)		0.68%
Expense Example, with Redemption, 1 Year		$ 69
Expense Example, with Redemption, 3 Years		218
Expense Example, with Redemption, 5 Years		379
Expense Example, with Redemption, 10 Years		847
Expense Example, No Redemption, 1 Year		69
Expense Example, No Redemption, 3 Years		218
Expense Example, No Redemption, 5 Years		379
Expense Example, No Redemption, 10 Years		$ 847
Annual Return, Inception Date		Feb. 01, 2017
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.58%											12.40%			10.56%
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Value Fund /A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Value Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 68 % of the average value of its portfolio.
Portfolio Turnover, Rate		68.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of value companies. Value companies are companies the Adviser believes are undervalued in the marketplace. The Adviser considers traditional and other measures of value, such as whether the company is included in a third-party value benchmark or classified as a value company by a third-party vendor, whether the company's free cash flow yield is above the equity market median, whether the company's enterprise value (the total value of a company's outstanding equity and debt) relative to earnings is below the equity market median, or whether the company's price-to-book (P/B) ratio or projected price-to-earnings (P/E) ratio is below the equity market median. An issuer may be determined to be a value company under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Focusing investments in medium-sized companies, but also may invest substantially in larger or small companies. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		5.92%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		29.23%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(37.20%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | After Taxes on Distributions | Fidelity Advisor Value Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			1.14%											9.68%				7.24%
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | After Taxes on Distributions and Sales | Fidelity Advisor Value Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.27%											8.37%				6.46%
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | RS013
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell Midcap® Value Index
Average Annual Return, Percent			13.07%											8.59%				8.10%
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			23.81%											13.86%				12.55%
FidelityAdvisorCapitalIncomeFund-AMCIZPRO | Fidelity Advisor Capital & Income Fund | Fidelity Advisor Capital & Income Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		4.00%
Maximum Deferred Sales Charge (as a percentage)	[6]	0.00%
Management Fees (as a percentage of Assets)		0.70%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses	[7]	0.23%
Expenses (as a percentage of Assets)		1.19%
Fee Waiver or Reimbursement	[8]	(0.01%)
Net Expenses (as a percentage of Assets)	[7]	1.18%
Expense Example, with Redemption, 1 Year		$ 515
Expense Example, with Redemption, 3 Years		761
Expense Example, with Redemption, 5 Years		1,027
Expense Example, with Redemption, 10 Years		1,784
Expense Example, No Redemption, 1 Year		515
Expense Example, No Redemption, 3 Years		761
Expense Example, No Redemption, 5 Years		1,027
Expense Example, No Redemption, 10 Years		$ 1,784
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.67%											5.17%				5.75%
Annual Return [Percent]				10.08%	12.44%	(10.48%)	11.29%	8.69%	17.36%	(5.46%)	11.38%	13.36%	(3.01%)
FidelityAdvisorCapitalIncomeFund-AMCIZPRO | Fidelity Advisor Capital & Income Fund | Fidelity Advisor Capital & Income Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		4.00%
Maximum Deferred Sales Charge (as a percentage)	[6]	0.00%
Management Fees (as a percentage of Assets)		0.70%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses	[7]	0.23%
Expenses (as a percentage of Assets)		1.19%
Fee Waiver or Reimbursement	[8]	(0.02%)
Net Expenses (as a percentage of Assets)	[7]	1.17%
Expense Example, with Redemption, 1 Year		$ 514
Expense Example, with Redemption, 3 Years		760
Expense Example, with Redemption, 5 Years		1,026
Expense Example, with Redemption, 10 Years		1,783
Expense Example, No Redemption, 1 Year		514
Expense Example, No Redemption, 3 Years		760
Expense Example, No Redemption, 5 Years		1,026
Expense Example, No Redemption, 10 Years		$ 1,783
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.65%											5.16%				5.75%
FidelityAdvisorCapitalIncomeFund-AMCIZPRO | Fidelity Advisor Capital & Income Fund | Fidelity Advisor Capital & Income Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[9]	1.00%
Management Fees (as a percentage of Assets)		0.70%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses	[7]	0.23%
Expenses (as a percentage of Assets)		1.94%
Fee Waiver or Reimbursement	[8]	(0.01%)
Net Expenses (as a percentage of Assets)	[7]	1.93%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 296
Expense Example, with Redemption, 3 Years		608
Expense Example, with Redemption, 5 Years		1,046
Expense Example, with Redemption, 10 Years		2,069
Expense Example, No Redemption, 1 Year		196
Expense Example, No Redemption, 3 Years		608
Expense Example, No Redemption, 5 Years		1,046
Expense Example, No Redemption, 10 Years		$ 2,069
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.17%											5.22%				5.54%
FidelityAdvisorCapitalIncomeFund-AMCIZPRO | Fidelity Advisor Capital & Income Fund | Fidelity Advisor Capital & Income Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.70%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses	[7]	0.23%
Expenses (as a percentage of Assets)		0.94%
Fee Waiver or Reimbursement	[8]	(0.01%)
Net Expenses (as a percentage of Assets)	[7]	0.93%
Expense Example, with Redemption, 1 Year		$ 95
Expense Example, with Redemption, 3 Years		298
Expense Example, with Redemption, 5 Years		519
Expense Example, with Redemption, 10 Years		1,153
Expense Example, No Redemption, 1 Year		95
Expense Example, No Redemption, 3 Years		298
Expense Example, No Redemption, 5 Years		519
Expense Example, No Redemption, 10 Years		$ 1,153
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.36%											6.27%				6.44%
FidelityAdvisorCapitalIncomeFund-AMCIZPRO | Fidelity Advisor Capital & Income Fund | Fidelity Advisor Capital & Income Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.60%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses	[7]	0.23%
Expenses (as a percentage of Assets)		0.84%
Fee Waiver or Reimbursement	[8]	(0.02%)
Net Expenses (as a percentage of Assets)	[7]	0.82%
Expense Example, with Redemption, 1 Year		$ 84
Expense Example, with Redemption, 3 Years		265
Expense Example, with Redemption, 5 Years		463
Expense Example, with Redemption, 10 Years		1,035
Expense Example, No Redemption, 1 Year		84
Expense Example, No Redemption, 3 Years		265
Expense Example, No Redemption, 5 Years		463
Expense Example, No Redemption, 10 Years		$ 1,035
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.36%											6.38%	6.35%	[10]
FidelityAdvisorCapitalIncomeFund-AMCIZPRO | Fidelity Advisor Capital & Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Capital & Income Fund /A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Capital & Income Fund seeks a combination of a high level of income and the potential for capital gains.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22 % of the average value of its portfolio.
Portfolio Turnover, Rate		22.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in a combination of debt securities and income-producing equity securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Income-producing equity securities are equity securities that pay, or are expected to pay within the next three months, dividends or interest. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in equity and debt securities, including defaulted securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing in companies in troubled or uncertain financial condition. Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		10.07%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		13.23%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(17.92%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorCapitalIncomeFund-AMCIZPRO | Fidelity Advisor Capital & Income Fund | After Taxes on Distributions | Fidelity Advisor Capital & Income Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			3.77%											3.16%				3.68%
FidelityAdvisorCapitalIncomeFund-AMCIZPRO | Fidelity Advisor Capital & Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Capital & Income Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.44%											3.17%				3.54%
FidelityAdvisorCapitalIncomeFund-AMCIZPRO | Fidelity Advisor Capital & Income Fund | ML040
Prospectus Line Items
Average Annual Return, Label [Optional Text]			ICE® BofA® US High Yield Constrained Index
Average Annual Return, Percent			8.20%											4.03%				5.08%
FidelityAdvisorCapitalIncomeFund-AMCIZPRO | Fidelity Advisor Capital & Income Fund | LB091
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			2.04%											0.06%				1.73%
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Fidelity Advisor Floating Rate High Income Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		2.75%
Maximum Deferred Sales Charge (as a percentage)	[11]	0.00%
Management Fees (as a percentage of Assets)		0.68%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses	[12]	0.08%
Expenses (as a percentage of Assets)	[12]	1.02%
Expenses Deferred Charges [Text Block]		Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 1.00% CDSC if the shares purchased are recordkept in a Fidelity Advisor ® 401(k) Retirement Plan.
Expense Example, with Redemption, 1 Year		$ 376
Expense Example, with Redemption, 3 Years		591
Expense Example, with Redemption, 5 Years		823
Expense Example, with Redemption, 10 Years		1,489
Expense Example, No Redemption, 1 Year		376
Expense Example, No Redemption, 3 Years		591
Expense Example, No Redemption, 5 Years		823
Expense Example, No Redemption, 10 Years		$ 1,489
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.26%											4.60%				4.24%
Annual Return [Percent]				8.23%	12.10%	(0.61%)	5.34%	1.36%	8.16%	(0.11%)	3.50%	9.72%	(1.44%)
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Fidelity Advisor Floating Rate High Income Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		2.75%
Maximum Deferred Sales Charge (as a percentage)	[13]	0.00%
Management Fees (as a percentage of Assets)		0.68%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses	[12]	0.08%
Expenses (as a percentage of Assets)	[12]	1.02%
Expenses Deferred Charges [Text Block]		Purchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.
Expense Example, with Redemption, 1 Year		$ 376
Expense Example, with Redemption, 3 Years		591
Expense Example, with Redemption, 5 Years		823
Expense Example, with Redemption, 10 Years		1,489
Expense Example, No Redemption, 1 Year		376
Expense Example, No Redemption, 3 Years		591
Expense Example, No Redemption, 5 Years		823
Expense Example, No Redemption, 10 Years		$ 1,489
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.38%											4.60%				4.21%
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Fidelity Advisor Floating Rate High Income Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[14]	1.00%
Management Fees (as a percentage of Assets)		0.68%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses	[12]	0.08%
Expenses (as a percentage of Assets)	[12]	1.77%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 280
Expense Example, with Redemption, 3 Years		557
Expense Example, with Redemption, 5 Years		959
Expense Example, with Redemption, 10 Years		1,886
Expense Example, No Redemption, 1 Year		180
Expense Example, No Redemption, 3 Years		557
Expense Example, No Redemption, 5 Years		959
Expense Example, No Redemption, 10 Years		$ 1,886
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.43%											4.40%				3.89%
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Fidelity Advisor Floating Rate High Income Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.68%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses	[12]	0.08%
Expenses (as a percentage of Assets)	[12]	0.77%
Expense Example, with Redemption, 1 Year		$ 79
Expense Example, with Redemption, 3 Years		246
Expense Example, with Redemption, 5 Years		428
Expense Example, with Redemption, 10 Years		954
Expense Example, No Redemption, 1 Year		79
Expense Example, No Redemption, 3 Years		246
Expense Example, No Redemption, 5 Years		428
Expense Example, No Redemption, 10 Years		$ 954
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.51%											5.45%				4.78%
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Fidelity Advisor Floating Rate High Income Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.58%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses	[12]	0.08%
Expenses (as a percentage of Assets)	[12]	0.67%
Expense Example, with Redemption, 1 Year		$ 68
Expense Example, with Redemption, 3 Years		214
Expense Example, with Redemption, 5 Years		373
Expense Example, with Redemption, 10 Years		835
Expense Example, No Redemption, 1 Year		68
Expense Example, No Redemption, 3 Years		214
Expense Example, No Redemption, 5 Years		373
Expense Example, No Redemption, 10 Years		$ 835
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.73%											5.58%	5.23%	[15]
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Floating Rate High Income Fund /A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Floating Rate High Income Fund seeks a high level of current income.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 58 % of the average value of its portfolio.
Portfolio Turnover, Rate		58.00%
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in a combination of below investment grade floating rate loans and floating rate loans and floating rate securities of all types. Floating rate loans are debt instruments issued by companies or other entities that pay a floating rate of interest, which resets periodically. Floating rate loans include loans and loan participations. Floating rate securities include corporate bonds, repurchase agreements, shares of short-term bond funds, mortgage and other asset-backed securities, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Below investment grade floating rate loans and securities are floating rate loans and securities that are rated below BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in companies in troubled or uncertain financial condition. Investing in money market and investment-grade debt securities, and repurchase agreements. Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		3.88%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		8.41%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(13.15%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | After Taxes on Distributions | Fidelity Advisor Floating Rate High Income Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			1.98%											2.31%				2.21%
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Floating Rate High Income Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.14%											2.51%				2.33%
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | LB091
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			2.04%											0.06%				1.73%
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | SP026
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Morningstar® LSTA® US Performing Loans
Average Annual Return, Percent			9.15%											6.09%				5.41%
Document Type		485BPOS
Registrant Name		Fidelity Advisor Series I

[1]	A Includes interest expense of certain underlying Fidelity ® funds. Excluding interest expense of the applicable underlying Fidelity ® funds, total annual operating expenses are 0.66%.
[2]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[3]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Value Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[4]	B On Class C shares redeemed less than one year after purchase.
[5]	A From February 1, 2017 .
[6]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[7]
A Includes interest expense of certain underlying Fidelity ® funds. Excluding interest expense of the applicable underlying Fidelity ® funds, total annual operating expenses after fee waiver and/or expense reimbursement are 0.99%, 0.98%, 1.74%, 0.74%, and 0. 63% for Class A, Class M, Class C, Class I, and Class Z, respectively.

[8]
B The fund may invest in a business development company (BDC) advised by Fidelity Management & Research Company LLC (FMR) or its affiliates. FMR has contractually agreed to waive its management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in such BDC. This arrangement is in effect through February 28, 2027 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[9]	B On Class C shares redeemed less than one year after purchase.
[10]	A From October 2, 2018 .
[11]
A Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 1.00% CDSC if the shares purchased are recordkept in a Fidelity Advisor ® 401(k) Retirement Plan.

[12]
A Includes interest expense of certain underlying Fidelity ® funds. Excluding interest expense of the applicable underlying Fidelity ® funds, total annual operating expenses are 0.95%, 0.95%, 1.70%, 0.70%, and 0.60% for Class A, Class M, Class C, Class I, and Class Z, respectively.

[13]	B Purchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.
[14]	C On Class C shares redeemed less than one year after purchase.
[15]	A From October 2, 2018 .